Income Taxes - Summary of Valuation Allowance (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Valuation Allowance [Abstract]
Valuation allowance balance – beginning of fiscal year	$ 29.0	$ 18.7
Increases resulting from business combinations	0.5	0.3
Other increases	8.6	10.0
Other decreases	(9.0)	0.0
Valuation allowance balance – end of fiscal year	$ 29.1	$ 29.0